PARENT COMPANY DISCLOSURES (Details) - Company Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Deferred tax assets	£ 2,284	£ 2,706
Derivative financial instruments	25,834	36,138
Other assets	13,537	12,755
Cash and cash equivalents	60,982	62,388	£ 71,953	£ 65,147
Current tax recoverable	16	28
Total assets	812,109	817,793
Equity and liabilities
Share capital	7,197	7,146	7,146
Share premium account	17,634	17,622	17,412	17,281
Merger reserve	7,766	7,766	7,976
Capital redemption reserve	4,115	4,115	4,115
Retained profits	4,905	3,250
Shareholders’ equity	48,906	48,025
Other equity instruments	5,355	5,355	5,355	£ 5,355
Total equity	49,143	48,465
Debt securities in issue	72,450	76,314
Subordinated liabilities	17,922	19,831	£ 23,312
Derivative financial instruments	26,124	34,924
Other liabilities	20,730	29,193
Total liabilities	762,966	769,328
Total equity and liabilities	812,109	817,793
B Company [Member]
Assets
Investment in subsidiaries	44,863	44,188
Loans to subsidiaries	14,379	6,912
Deferred tax assets	22	38
	59,264	51,138
Derivative financial instruments	265	461
Other assets	961	959
Amounts due from subsidiaries	47	67
Cash and cash equivalents	272	42
Current tax recoverable	724	465
	2,269	1,994
Total assets	61,533	53,132
Equity and liabilities
Share capital	7,197	7,146
Share premium account	17,634	17,622
Merger reserve	7,423	7,423
Capital redemption reserve	4,115	4,115
Retained profits	1,500	1,584
Shareholders’ equity	37,869	37,890
Other equity instruments	5,355	5,355
Total equity	43,224	43,245
Debt securities in issue	10,886	2,455
Subordinated liabilities	3,993	4,329
	14,879	6,784
Derivative financial instruments	327
Other liabilities	3,103	3,103
	3,430	3,103
Total liabilities	18,309	9,887
Total equity and liabilities	£ 61,533	£ 53,132